Income Taxes - Deferred Income Tax Liability Presentation (Details) - CAD CAD in Thousands	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Abstract]
Deferred income tax assets (Note 10)	CAD 24,000	CAD 53,000
Deferred tax liabilities	(549,000)	(712,000)
Net deferred tax liabilities	CAD (525,000)	CAD (659,000)